Deconsolidation of Subsidiary (Details) - USD ($)	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Deconsolidation of Subsidiary [Abstract]
Liability payable	$ 730,000	$ 730,000	$ 265,410